Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 687,068	$ 22,971
Depreciation expenses	(36,099)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	669,967
Depreciation expenses	(22,657)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	15,043
Depreciation expenses	(7,113)
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expenses	(4,520)
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	2,058
Depreciation expenses	$ (1,809)